Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 5,720	$ 5,073
Service cost	208	187	$ 177
Interest cost	224	220	211
Actuarial loss (gain)	(440)	430
Lump sum settlements	(50)	(45)
Benefit payments	(155)	(145)
Benefit obligation at end of measurement period	5,507	5,720	5,073
Change In Fair Value Of Plan Assets
Balance at beginning of period	5,482	3,769
Actual return on plan assets	(365)	665
Employer contributions	24	1,238
Lump sum settlements	(50)	(45)
Benefit payments	(155)	(145)
Balance at end of period	4,936	5,482	3,769
Funded (Unfunded) Status	(571)	(238)
Noncurrent benefit asset		270
Current benefit liability	(23)	(23)
Noncurrent benefit liability	(548)	(485)
Recognized amount	(571)	(238)
Net actuarial gain (loss)	(1,981)	(1,822)
Recognized amount	(1,981)	(1,822)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	68	75
Interest cost	2	2	3
Participants' contributions	8	8
Actuarial loss (gain)	(7)	(1)
Benefit payments	(18)	(18)
Federal subsidy on benefits paid	1	2
Benefit obligation at end of measurement period	54	68	75
Change In Fair Value Of Plan Assets
Balance at beginning of period	87	82
Actual return on plan assets		10
Employer contributions	5	5
Participants' contributions	7	8
Benefit payments	(18)	(18)
Balance at end of period	81	87	$ 82
Funded (Unfunded) Status	27	19
Noncurrent benefit asset	26	19
Recognized amount	26	19
Net actuarial gain (loss)	66	68
Net prior service credit (cost)	18	22
Recognized amount	$ 84	$ 90